Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
INDEXED ETFs
THIRD QUARTER REPORT
December 31, 2024 (Unaudited)
Columbia EM Core ex-China ETF
Columbia India Consumer ETF
Columbia Research Enhanced Emerging Economies ETF

PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia EM Core ex-China ETF | 2024
Common Stocks - 97.1%
Issuer Shares Value ($)
Brazil - 3.6%
Ambev SA 1,107,027 2,103,725
B3 SA - Brasil Bolsa Balcao 1,541,499 2,575,049
Banco BTG Pactual SA 845,186 3,721,207
Banco do Brasil SA 322,735 1,262,657
Banco Santander Brasil SA 993,560 3,830,879
BRF SA 201,040 825,267
Caixa Seguridade Participacoes S/A 562,120 1,296,602
Cia Siderurgica Nacional SA 338,277 485,142
Embraer SA
(a)
420,022 3,820,267
Hapvida Participacoes e Investimentos
SA
(a),(b)
391,106 141,176
Localiza Rent a Car SA 98,624 514,045
Lojas Renner SA 307,683 603,626
PRIO SA
(a)
210,159 1,365,828
Rede D'Or Sao Luiz SA
(b)
228,028 938,267
Suzano SA 249,910 2,499,161
TOTVS SA 251,650 1,089,641
Vale SA 962,524 8,499,022
Vibra Energia SA 306,395 884,788
WEG SA 478,076 4,083,633
Total 40,539,982
Chile - 0.4%
Empresas Copec SA 450,081 2,751,105
Latam Airlines Group SA 112,579,013 1,554,219
Total 4,305,324
China - 0.1%
Airtac International Group 33,721 868,109
Colombia - 0.1%
Interconexion Electrica SA ESP 179,280 679,593
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 499,230 770,993
Greece - 0.3%
Eurobank Ergasias Services and Holdings
SA 725,302 1,674,837
National Bank of Greece SA 168,996 1,340,460
Total 3,015,297
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC 90,185 619,755
OTP Bank Nyrt 75,866 4,142,185
Richter Gedeon Nyrt 49,068 1,284,560
Total 6,046,500
India - 17.9%
Adani Ports & Special Economic Zone
Ltd. 298,636 4,294,296
Adani Power Ltd.
(a)
255,507 1,580,099
Adani Total Gas Ltd. 70,723 628,681
Axis Bank Ltd. 467,926 5,819,168
Bharat Electronics Ltd. 902,865 3,091,500
Bharat Heavy Electricals, Ltd. 433,617 1,161,866
Bharat Petroleum Corp. Ltd. 238,616 815,094
Bharti Airtel Ltd. 492,400 9,131,805
CG Power & Industrial Solutions Ltd. 158,477 1,347,579
Coal India Ltd. 605,683 2,717,707
GAIL India, Ltd. 584,119 1,303,004
HDFC Bank Ltd. ADR 374,712 23,929,108
Hindalco Industries Ltd. 353,315 2,486,220
Hindustan Petroleum Corp. Ltd. 178,375 851,625
ICICI Bank Ltd. ADR 784,011 23,410,569
IDBI Bank Ltd. 2,190,395 1,956,967
Common Stocks (continued)
Issuer Shares Value ($)
Indian Oil Corp., Ltd. 885,500 1,410,884
Indian Railway Finance Corp. Ltd.
(b)
560,643 975,991
Indus Towers Ltd.
(a)
238,284 951,313
Infosys Ltd. ADR 965,795 21,170,226
InterGlobe Aviation Ltd.
(a),(b)
20,431 1,086,833
ITC Ltd. 1,500,390 8,476,017
Jio Financial Services Ltd.
(a)
796,014 2,777,234
Kotak Mahindra Bank Ltd. 205,265 4,282,181
NHPC, Ltd. 914,593 861,994
NMDC, Ltd. 1,097,577 845,101
NTPC Ltd. 1,126,346 4,385,597
Oil & Natural Gas Corp. Ltd. 934,666 2,611,950
Oil India, Ltd. 167,648 843,490
PB Fintech Ltd.
(a)
62,548 1,540,691
Power Finance Corp. Ltd. 400,268 2,096,862
Power Grid Corp of India Ltd. 1,007,066 3,631,207
Punjab National Bank 602,555 723,372
Rail Vikas Nigam Ltd. 178,489 881,252
REC Ltd. 368,187 2,153,290
Reliance Industries, Ltd. 1,015,407 14,415,634
State Bank of India GDR 76,736 7,105,754
Suzlon Energy, Ltd.
(a)
2,737,277 1,989,323
Tata Consultancy Services, Ltd. 191,250 9,147,252
Tata Motors Ltd. 695,403 6,011,914
Tata Power Co. Ltd. (The) 501,452 2,298,343
Tata Steel Ltd. 2,208,146 3,560,579
Vedanta Ltd. 706,268 3,666,477
Wipro Ltd. 710,500 2,505,023
Yes Bank Ltd.
(a)
3,096,827 708,611
Zee Entertainment Enterprises Ltd. 372,631 527,911
Zomato Ltd.
(a)
1,380,146 4,482,336
Total 202,649,930
Indonesia - 2.7%
Alamtri Resources Indonesia Tbk PT 4,886,383 737,739
Amman Mineral Internasional PT
(a)
3,022,679 1,591,625
Barito Renewables Energy Tbk PT 3,883,825 2,238,116
Chandra Asri Pacific Tbk PT 1,839,559 857,204
PT Astra International Tbk 9,717,235 2,958,338
PT Bank Central Asia Tbk 17,603,938 10,582,050
PT Bank Mandiri Persero Tbk 14,901,956 5,277,487
PT Bank Rakyat Indonesia Persero Tbk 10,794,804 2,736,427
PT GoTo Gojek Tokopedia Tbk
(a)
101,607,524 441,909
PT Telkom Indonesia Persero Tbk 21,333,791 3,592,083
Total 31,012,978
Kuwait - 1.1%
Al Ahli Bank of Kuwait KSCP 907,091 764,981
Boubyan Bank KSCP 918,253 1,670,905
Gulf Bank KSCP 1,768,916 1,870,472
Kuwait Finance House KSCP 1,395,963 3,377,841
Mabanee Co KPSC 664,834 1,643,216
National Bank of Kuwait SAKP 750,471 2,181,064
National Industries Group Holding SAK 1,243,813 1,000,537
Total 12,509,016
Malaysia - 2.3%
CIMB Group Holdings Bhd 709,140 1,300,447
Dialog Group Bhd 4,427,017 1,831,596
Genting Malaysia Bhd 1,737,475 878,160
IHH Healthcare Bhd 4,035,424 6,588,079
Inari Amertron Bhd 2,217,761 1,517,689
Malayan Banking Bhd 1,164,940 2,667,782
Public Bank Bhd 953,114 971,978

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2024 (Unaudited)
Columbia EM Core ex-China ETF | 2024 3
Common Stocks (continued)
Issuer Shares Value ($)
Tenaga Nasional Bhd 2,881,899 9,628,888
YTL Corp. Bhd 1,219,400 728,122
Total 26,112,741
Mexico - 3.7%
America Movil SAB de CV Series B 7,734,779 5,561,311
Arca Continental SAB de CV 200,921 1,669,192
Coca-Cola Femsa SAB de CV 174,861 1,362,289
Fibra Uno Administracion SA de CV 1,065,819 1,062,090
Fomento Economico Mexicano SAB de CV
Series UBD 542,787 4,638,792
Grupo Aeroportuario del Centro Norte
SAB de CV 144,922 1,250,806
Grupo Aeroportuario del Pacifico SAB de
CV Class B
(a)
122,717 2,163,287
Grupo Aeroportuario del Sureste SAB de
CV Class B 58,280 1,498,655
Grupo Bimbo SAB de CV Series A 987,528 2,623,561
Grupo Carso SAB de CV Series A1 150,366 833,665
Grupo Financiero Banorte SAB de CV
Class O 825,594 5,319,394
Grupo Financiero Inbursa SAB de CV
Class O
(a)
563,980 1,176,905
Grupo Mexico SAB de CV Series B 1,031,372 4,907,174
Grupo Televisa SAB Series CPO 1,030,463 342,451
Industrias Penoles SAB de CV
(a)
70,297 899,980
Prologis Property Mexico SA de CV 464,496 1,293,670
Qualitas Controladora SAB de CV 95,789 808,087
Wal-Mart de Mexico SAB de CV 1,744,978 4,606,502
Total 42,017,811
Philippines - 1.1%
Ayala Corp. 214,425 2,220,427
Ayala Land, Inc. 2,150,043 973,829
Manila Electric Co. 466,757 3,937,720
SM Investments Corp. 327,892 5,095,944
SM Prime Holdings, Inc. 1,837,826 799,055
Total 13,026,975
Poland - 1.2%
Bank Polska Kasa Opieki SA 28,396 948,000
ORLEN SA 80,481 919,649
Powszechna Kasa Oszczednosci Bank
Polski SA 477,954 6,914,863
Powszechny Zaklad Ubezpieczen SA 456,516 5,066,260
Total 13,848,772
Qatar - 1.5%
Barwa Real Estate Co. 1,267,208 984,949
Commercial Bank PSQC (The) 1,189,538 1,421,173
Masraf Al Rayan QSC 2,365,906 1,600,447
Qatar Fuel QSC 596,600 2,457,841
Qatar Gas Transport Co., Ltd. 1,295,046 1,475,733
Qatar Insurance Co. SAQ 1,508,254 879,435
Qatar Islamic Bank QPSC 419,842 2,463,011
Qatar National Bank QPSC 915,882 4,349,245
Qatar Navigation QSC 312,457 943,121
Total 16,574,955
Russia - 0.0%
Gazprom PJSC
(a),(c),(d),(e),(f)
251,024 0
GMK Norilskiy Nickel PAO ADR
(a),(c),(d),(e)
19,108 0
LUKOIL PJSC
(c),(d),(e),(f)
14,277 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
49,482 0
Total 0
Common Stocks (continued)
Issuer Shares Value ($)
Saudi Arabia - 7.1%
ACWA Power Co. 36,308 3,878,754
Advanced Petrochemical Co.
(a)
70,893 605,649
Al Rajhi Bank 586,334 14,762,122
Alinma Bank 573,533 4,418,955
Almarai Co. JSC 181,952 2,769,909
Arab National Bank 247,639 1,389,320
Bank AlBilad 196,968 2,047,054
Bank Al-Jazira
(a)
301,013 1,498,095
Banque Saudi Fransi 567,060 2,390,544
Catrion Catering Holding Co. 28,394 921,932
Co. for Cooperative Insurance (The) 36,815 1,446,185
Dar Al Arkan Real Estate Development
Co.
(a)
368,565 1,481,166
Etihad Etisalat Co. 140,202 1,992,545
Mobile Telecommunications Co. Saudi
Arabia 388,401 1,060,572
Riyad Bank 334,074 2,542,853
SABIC Agri-Nutrients Co. 41,456 1,224,681
Sahara International Petrochemical Co. 161,793 1,071,329
Saudi Arabian Mining Co.
(a)
268,418 3,593,289
Saudi Arabian Oil Co.
(b)
1,270,984 9,488,237
Saudi Awwal Bank 313,539 2,807,949
Saudi Basic Industries Corp. 161,704 2,883,421
Saudi Industrial Investment Group 184,897 821,786
Saudi Investment Bank (The) 320,930 1,238,485
Saudi Kayan Petrochemical Co.
(a)
276,681 516,927
Saudi National Bank (The) 838,685 7,455,176
Saudi Telecom Co. 497,085 5,291,797
Savola Group (The)
(a)
22,101 215,869
Total 79,814,601
South Africa - 4.0%
Absa Group Ltd. 113,477 1,141,084
Anglo American Platinum Ltd. 24,853 749,344
Bid Corp. Ltd. 173,189 3,951,775
Bidvest Group Ltd. 248,329 3,469,894
FirstRand Ltd. 1,856,938 7,474,987
Gold Fields Ltd. 262,953 3,443,333
Harmony Gold Mining Co. Ltd. 237,200 1,894,080
Impala Platinum Holdings Ltd.
(a)
225,279 1,047,601
Mr Price Group Ltd. 90,500 1,416,011
MTN Group Ltd. 502,820 2,451,214
Naspers Ltd. Class N 47,549 10,515,763
Sasol Ltd. 70,194 309,754
Shoprite Holdings Ltd. 283,701 4,427,660
Sibanye Stillwater Ltd.
(a)
806,203 640,006
Standard Bank Group Ltd. 192,501 2,262,269
Total 45,194,775
South Korea - 11.2%
Alteogen, Inc.
(a)
6,919 1,454,628
Amorepacific Corp.
(a)
7,484 532,774
Celltrion, Inc. 50,511 6,433,359
Doosan Enerbility Co. Ltd.
(a)
121,931 1,453,581
Ecopro BM Co. Ltd.
(a)
3,683 274,946
Ecopro Co. Ltd.
(a)
3,901 152,367
Hana Financial Group, Inc. 110,440 4,261,109
Hanmi Semiconductor Co. Ltd. 9,812 549,869
Hanwha Aerospace Co. Ltd.
(a)
6,022 1,335,586
Hanwha Industrial Solutions Co. Ltd.
(a)
6,636 142,443
HD Hyundai Electric Co. Ltd. 6,163 1,599,203
HLB, Inc.
(a)
36,052 1,790,172
HMM Co. Ltd.
(a)
131,960 1,583,000

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2024 (Unaudited)
4 Columbia EM Core ex-China ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
HYBE Co. Ltd.
(a)
7,663 1,006,707
Hyundai Mobis Co. Ltd. 9,198 1,477,653
Hyundai Motor Co. 36,829 5,303,636
Kakao Corp. 101,939 2,645,158
KakaoBank Corp.
(a)
76,704 1,096,776
KB Financial Group, Inc. 114,380 6,440,989
Kia Corp. 70,352 4,812,313
L&F Co. Ltd.
(a)
5,049 277,804
LG Chem Ltd.
(a)
6,686 1,135,414
LG Electronics, Inc. 42,114 2,388,696
Meritz Financial Group, Inc.
(a)
21,437 1,514,416
NAVER Corp.
(a)
47,814 6,460,078
POSCO Future M Co. Ltd. 2,569 247,974
POSCO Holdings, Inc. 16,201 2,789,766
Samsung C&T Corp.
(a)
14,567 1,135,952
Samsung E&A Co. Ltd.
(a)
57,046 641,315
Samsung Electro-Mechanics Co. Ltd.
(a)
32,999 2,775,041
Samsung Electronics Co. Ltd. 1,095,916 39,603,798
Samsung SDI Co. Ltd.
(a)
3,791 637,348
Shinhan Financial Group Co. Ltd. 167,320 5,415,751
SK Hynix, Inc. 115,636 13,659,682
SK Innovation Co. Ltd.
(a)
16,118 1,226,245
SK Square Co. Ltd.
(a)
18,381 990,126
SK Telecom Co. Ltd. 27,594 1,034,670
Woori Financial Group, Inc. 97,385 1,016,749
Total 127,297,094
Taiwan - 30.5%
Accton Technology Corp. 117,345 2,766,786
Acer, Inc. 1,332,518 1,617,661
Advantech Co. Ltd. 122,757 1,297,421
Alchip Technologies Ltd. 23,690 2,370,120
ASE Technology Holding Co. Ltd. 646,004 3,192,138
Asia Vital Components Co. Ltd. 121,061 2,300,508
Asustek Computer, Inc. 150,137 2,820,979
AUO Corp.
(a)
2,429,084 1,085,454
Catcher Technology Co. Ltd. 567,569 3,358,550
Cathay Financial Holding Co. Ltd. 1,926,509 4,013,499
Chailease Holding Co. Ltd. 243,138 838,036
Chang Hwa Commercial Bank Ltd. 8,504,569 4,630,437
China Airlines Ltd. 782,453 612,177
China Steel Corp. 4,845,551 2,904,271
Chipbond Technology Corp. 1,378,130 2,707,120
Chunghwa Telecom Co. Ltd. 2,100,755 7,913,595
CTBC Financial Holding Co. Ltd. 7,130,287 8,503,842
Delta Electronics, Inc. 435,933 5,724,326
E Ink Holdings, Inc. 186,284 1,551,207
E.Sun Financial Holding Co. Ltd. 2,122,164 1,744,493
Elite Material Co. Ltd. 77,222 1,455,663
eMemory Technology, Inc. 21,014 2,150,467
Eva Airways Corp. 1,459,224 1,973,999
Evergreen Marine Corp. Taiwan Ltd. 256,102 1,757,628
Far Eastern New Century Corp. 6,054,009 5,835,278
Far EasTone Telecommunications Co. Ltd. 1,989,278 5,424,559
Faraday Technology Corp. 93,693 688,741
Formosa Chemicals & Fibre Corp. 538,925 448,769
Formosa Petrochemical Corp. 875,466 922,611
Formosa Plastics Corp. 877,261 949,923
Fortune Electric Co. Ltd. 43,077 739,751
Fubon Financial Holding Co. Ltd. 1,204,247 3,316,918
Gigabyte Technology Co. Ltd. 234,591 1,949,886
Global Unichip Corp. 15,796 655,266
Hon Hai Precision Industry Co. Ltd. 2,779,669 15,600,637
Common Stocks (continued)
Issuer Shares Value ($)
Innolux Corp.
(a)
2,357,812 1,032,030
Inventec Corp. 598,622 914,791
KGI Financial Holding Co. Ltd. 2,146,739 1,126,261
Largan Precision Co. Ltd. 41,743 3,405,955
Lite-On Technology Corp. 609,319 1,849,265
Lotes Co. Ltd. 21,769 1,298,126
Makalot Industrial Co. Ltd. 253,412 2,481,211
MediaTek, Inc. 340,664 14,703,276
Mega Financial Holding Co. Ltd. 1,301,875 1,536,780
Nan Ya Plastics Corp. 2,259,208 2,060,435
Novatek Microelectronics Corp. 162,210 2,483,778
PharmaEssentia Corp.
(a)
50,136 940,494
President Chain Store Corp. 420,777 3,375,508
Quanta Computer, Inc. 501,226 4,387,801
Realtek Semiconductor Corp. 76,106 1,318,556
Taiwan Business Bank 12,450,361 5,639,490
Taiwan Mobile Co. Ltd. 1,982,552 6,863,599
Taiwan Semiconductor Manufacturing
Co. Ltd. 4,945,683 162,168,379
Tatung Co. Ltd.
(a)
529,241 773,251
Unimicron Technology Corp. 355,503 1,528,952
Uni-President Enterprises Corp. 2,638,115 6,509,890
United Microelectronics Corp. 3,291,747 4,322,461
Walsin Lihwa Corp. 731,953 529,131
Wan Hai Lines Ltd. 292,907 724,573
Wistron Corp. 609,524 1,933,551
Wiwynn Corp. 27,095 2,165,319
Yageo Corp. 84,441 1,393,420
Yang Ming Marine Transport Corp. 621,217 1,434,401
Total 344,723,400
Thailand - 1.9%
Bangkok Expressway & Metro PCL NVDR 4,599,657 957,840
Bumrungrad Hospital PCL NVDR 246,329 1,441,344
Central Retail Corp PCL NVDR 1,140,238 1,137,061
Charoen Pokphand Foods PCL NVDR 1,885,271 1,260,718
CP ALL PCL NVDR 2,989,898 4,888,893
Delta Electronics Thailand PCL NVDR 1,071,300 4,791,707
Gulf Energy Development PCL NVDR 1,609,800 2,809,301
Kasikornbank PCL NVDR 308,084 1,405,105
Krung Thai Bank PCL NVDR 2,227,736 1,372,121
Minor International PCL NVDR 1,071,091 816,788
Thai Oil PCL NVDR 588,708 487,784
Total 21,368,662
Turkey - 1.0%
Akbank TAS 704,508 1,292,045
BIM Birlesik Magazalar AS 153,992 2,301,573
Eregli Demir ve Celik Fabrikalari TAS 1,317,691 909,254
KOC Holding AS 140,444 709,359
Sasa Polyester Sanayi AS
(a)
5,391,865 620,605
Turk Hava Yollari AO
(a)
363,483 2,888,498
Turkiye Is Bankasi AS Class C 1,725,249 660,620
Turkiye Petrol Rafinerileri AS 345,878 1,387,992
Yapi ve Kredi Bankasi AS 712,079 616,616
Total 11,386,562
United Arab Emirates - 4.8%
Abu Dhabi Commercial Bank PJSC 745,298 2,114,321
Abu Dhabi Islamic Bank PJSC 644,197 2,423,817
Abu Dhabi Ports Co. PJSC
(a)
1,270,418 1,760,506
ADNOC Drilling Co. PJSC 806,014 1,169,615
Adnoc Gas PLC 2,293,304 2,191,502
Aldar Properties PJSC 999,332 2,089,509

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2024 (Unaudited)
Columbia EM Core ex-China ETF | 2024 5
Common Stocks (continued)
Issuer Shares Value ($)
Alpha Dhabi Holding PJSC 410,214 1,329,017
Commercial Bank of Dubai PSC 676,765 1,322,926
Dubai Investments PJSC 1,065,017 626,301
Dubai Islamic Bank PJSC 1,438,438 2,776,582
Emaar Properties PJSC 1,371,754 4,799,020
Emirates Integrated Telecommunications
Co. PJSC 504,362 1,028,484
Emirates NBD Bank PJSC 542,223 3,166,492
Emirates Telecommunications Group Co.
PJSC 854,749 3,797,798
First Abu Dhabi Bank PJSC 1,540,378 5,762,185
International Holding Co. PJSC
(a)
146,453 16,148,287
Modon Holding PSC
(a)
1,142,320 1,038,741
Multiply Group PJSC
(a)
1,233,530 695,174
NMDC Group PJSC 77,903 524,295
Total 54,764,572
Total Common Stocks
(Cost: $1,029,003,505) 1,098,528,642
Preferred Stocks - 2.2%
Issuer Shares Value ($)
Brazil - 2.1%
Banco Bradesco SA Preference Shares 1,618,850 3,029,194
Gerdau SA Preference Shares 462,050 1,356,716
Itau Unibanco Holding SA Preference
Shares 1,366,567 6,797,608
Itausa SA Preference Shares 3,459,131 4,944,135
Petroleo Brasileiro SA Preference Shares 1,209,593 7,085,826
Total 23,213,479
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 39,913 1,468,858
Total Preferred Stocks
(Cost: $30,859,321) 24,682,337
Money Market Funds - 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.352%
(g)
6,154,238 6,154,238
Total Money Market Funds
(Cost: $6,154,238) 6,154,238
Total Investments in Securities
(Cost: $1,066,017,064) 1,129,365,217
Other Assets & Liabilities, Net 2,009,489
Net Assets 1,131,374,706

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
December 31, 2024 (Unaudited)
6 Columbia EM Core ex-China ETF | 2024
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Gazprom PJSC
04/19/2016-02/16/2022
251,024
961,853
—
GMK Norilskiy Nickel PAO ADR
06/19/2020-02/16/2022
19,108
569,160
—
LUKOIL PJSC
04/19/2016-02/16/2022
14,277
1,117,736
—
Mobile TeleSystems PJSC ADR
06/19/2020-02/16/2022
49,482
421,211
—
3,069,960
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $12,630,504, which represents 1.12% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at December 31, 2024.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia India Consumer ETF | 2024 7
Notes to Consolidated Portfolio of Investments
Common Stocks - 101.0%
Issuer Shares Value ($)
Consumer Discretionary - 61.5%
Apparel Retail - 7.7%
Trent Ltd. 351,735 29,265,527
Apparel, Accessories & Luxury Goods - 3.8%
Titan Co. Ltd. 383,961 14,589,744
Automobile Manufacturers - 14.5%
Mahindra & Mahindra Ltd. 766,265 26,914,316
Maruti Suzuki India Ltd. 126,327 16,022,065
Tata Motors Ltd. 1,399,040 12,095,013
Total 55,031,394
Automotive Parts & Equipment - 7.7%
Bharat Forge Ltd. 422,822 6,417,861
Bosch Ltd. 15,852 6,313,897
Samvardhana Motherson International
Ltd. 4,356,656 7,944,532
Tube Investments of India Ltd. 201,036 8,397,658
Total 29,073,948
Hotels, Resorts & Cruise Lines - 4.2%
Indian Hotels Co. Ltd. 1,552,473 15,913,013
Motorcycle Manufacturers - 14.2%
Bajaj Auto Ltd. 163,760 16,829,758
Eicher Motors Ltd. 241,499 13,601,601
Hero MotoCorp Ltd. 236,546 11,495,505
TVS Motor Co. Ltd. 428,320 11,849,451
Total 53,776,315
Restaurants - 7.8%
Zomato Ltd.
(a)
9,087,652 29,514,203
Common Stocks (continued)
Issuer Shares Value ($)
Tires & Rubber - 1.6%
MRF Ltd. 4,106 6,265,193
Total Consumer Discretionary 233,429,337
Consumer Staples - 39.5%
Distillers & Vintners - 2.9%
United Spirits Ltd. 569,630 10,814,911
Food Retail - 3.0%
Avenue Supermarts Ltd.
(a),(b)
277,683 11,552,644
Packaged Foods & Meats - 13.2%
Britannia Industries Ltd. 215,405 11,983,124
Marico Ltd. 961,921 7,185,160
Nestle India Ltd. 567,767 14,391,178
Patanjali Foods Ltd. 172,896 3,598,628
Tata Consumer Products Ltd. 1,191,755 12,732,748
Total 49,890,838
Personal Care Products - 11.0%
Colgate-Palmolive India Ltd. 241,157 7,550,861
Dabur India Ltd. 1,085,515 6,428,361
Godrej Consumer Products Ltd. 682,763 8,629,265
Hindustan Unilever Ltd. 600,948 16,332,842
Procter & Gamble Hygiene & Health Care
Ltd. 17,202 2,956,420
Total 41,897,749
Soft Drinks & Non-alcoholic Beverages - 4.2%
Varun Beverages Ltd. 2,115,646 15,778,307
Tobacco - 5.2%
ITC Ltd. 3,515,957 19,862,377
Total Consumer Staples 149,796,826
Total Investments in Securities
(Cost: $308,703,123) 383,226,163
Other Assets & Liabilities, Net (3,804,693)
Net Assets 379,421,470
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $11,552,644, which represents 3.04% of total net assets.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Emerging Economies ETF
December 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
8 Columbia Research Enhanced Emerging Economies ETF | 2024
Common Stocks - 96.8%
Issuer Shares Value ($)
Brazil - 1.7%
B3 SA - Brasil Bolsa Balcao 171,659 286,754
Cosan SA 158,597 209,483
Equatorial Energia SA 73,594 326,404
Suzano SA 26,442 264,426
WEG SA 50,823 434,120
Total 1,521,187
China - 26.2%
Agricultural Bank of China, Ltd. Class H 647,661 369,356
Airtac International Group 7,237 186,308
Alibaba Group Holding Ltd. 270,187 2,866,060
Baidu, Inc. Class A
(a)
47,227 502,793
Bank of China, Ltd. Class H 1,645,663 841,056
BeiGene Ltd.
(a)
15,937 224,039
Bilibili , Inc. Class Z
(a)
6,782 123,977
BYD Co. Ltd. Class H 23,064 791,568
China Construction Bank Corp. Class H 1,808,248 1,508,435
China Life Insurance Co., Ltd. Class H 218,419 412,772
China Merchants Bank Co., Ltd. Class H 85,140 438,417
China Overseas Land & Investment, Ltd. 133,978 213,869
China Pacific Insurance Group Co., Ltd.
Class H 74,918 243,041
China Petroleum & Chemical Corp. Class
H 583,970 334,537
China Resources Beer Holdings Co. Ltd. 48,028 156,117
China Resources Land, Ltd. 83,241 241,645
China Yangtze Power Co., Ltd. Class A 259,728 1,051,473
H World Group Ltd. ADR 5,830 192,565
Haier Smart Home Co. Ltd. Class H 78,828 279,066
Industrial & Commercial Bank of China,
Ltd. Class H 1,349,280 904,968
Innovent Biologics, Inc.
(a),(b)
31,835 149,996
JD.com, Inc. Class A 55,779 976,570
Jiangsu Hengrui Pharmaceuticals Co.,
Ltd. Class A 72,044 453,036
Kuaishou Technology
(a),(b)
33,418 177,889
Kweichow Moutai Co. Ltd. Class A 10,895 2,274,752
Lenovo Group, Ltd. 180,676 234,452
Li Auto, Inc. Class A
(a)
24,091 291,370
Luxshare Precision Industry Co., Ltd.
Class A 82,796 462,344
Meituan Class B
(a),(b)
94,629 1,848,006
NetEase , Inc. 38,909 693,234
NIO, Inc. ADR
(a)
35,075 152,927
PetroChina Co., Ltd. Class H 384,783 302,657
Ping An Insurance Group Co. of China,
Ltd. Class H 140,295 831,697
Pop Mart International Group Ltd.
(b)
16,688 192,596
Silergy Corp. 10,875 133,846
Sunny Optical Technology Group Co. Ltd. 22,462 199,088
Trip.com Group Ltd.
(a)
11,231 780,739
Vipshop Holdings Ltd. ADR 11,904 160,347
Wuxi Biologics Cayman, Inc.
(a),(b)
78,834 178,210
Xiaomi Corp. Class B
(a),(b)
318,117 1,412,861
Xpeng , Inc. Class A
(a)
25,210 151,397
Total 23,940,076
Czech Republic - 0.3%
CEZ AS 6,537 257,318
Egypt - 0.1%
Commercial International Bank - Egypt
(CIB) 72,022 111,228
Common Stocks (continued)
Issuer Shares Value ($)
Greece - 0.3%
Metlen Energy & Metals SA 8,970 311,347
Hungary - 0.3%
MOL Hungarian Oil & Gas PLC 43,918 301,806
India - 20.7%
Apollo Hospitals Enterprise, Ltd. 3,389 288,824
Ashok Leyland, Ltd. 109,773 282,723
Asian Paints Ltd. 12,775 340,416
Axis Bank Ltd. 42,434 527,713
Bajaj Auto Ltd. 1,824 187,454
Bajaj Finance Ltd. 5,720 455,856
Bharat Electronics Ltd. 90,560 310,086
Bharat Petroleum Corp. Ltd. 63,147 215,705
Bharti Airtel Ltd. 50,541 937,308
Cipla Ltd. 15,676 279,962
Divi's Laboratories, Ltd. 3,495 248,971
Grasim Industries Ltd. 14,695 419,272
HCL Technologies Ltd. 20,288 454,369
HDFC Bank Ltd. 104,210 2,157,933
HDFC Life Insurance Co. Ltd.
(b)
26,080 187,968
Hero MotoCorp Ltd. 3,757 182,580
Hindalco Industries Ltd. 54,212 381,481
Hindustan Petroleum Corp. Ltd. 33,308 159,024
ICICI Bank Ltd. 99,505 1,489,604
Indian Hotels Co. Ltd. 24,566 251,804
Infosys, Ltd. 58,629 1,287,439
ITC Ltd. 61,259 346,065
Jio Financial Services Ltd.
(a)
61,609 214,949
Kotak Mahindra Bank Ltd. 23,469 489,604
Larsen & Toubro Ltd. 14,958 630,310
Mahindra & Mahindra Ltd. 17,768 624,084
Nestle India Ltd. 8,614 218,339
Pidilite Industries Ltd. 6,198 210,253
Power Grid Corp of India Ltd. 96,228 346,972
Reliance Industries, Ltd. 72,735 1,032,612
Shriram Finance Ltd. 6,423 216,753
State Bank of India 39,754 369,128
Suzlon Energy, Ltd.
(a)
248,081 180,294
Tata Consultancy Services, Ltd. 16,798 803,428
Tata Consumer Products Ltd. 20,248 216,330
Tata Power Co. Ltd. (The) 47,404 217,270
Tech Mahindra Ltd. 15,116 301,247
Titan Co. Ltd. 9,761 370,898
TVS Motor Co. Ltd. 7,053 195,121
Varun Beverages Ltd. 27,758 207,017
Wipro Ltd. 72,926 257,117
Zomato Ltd.
(a)
119,292 387,428
Total 18,881,711
Indonesia - 1.6%
Amman Mineral Internasional PT
(a)
359,208 189,145
PT Astra International Tbk 841,847 256,294
PT Bank Central Asia Tbk 1,233,557 741,514
PT Telkom Indonesia Persero Tbk 1,404,981 236,564
Total 1,423,517
Malaysia - 1.8%
CIMB Group Holdings Bhd 198,800 364,567
Malayan Banking Bhd 86,400 197,861
Public Bank Bhd 373,200 380,586
Telekom Malaysia Bhd 201,100 299,075
Tenaga Nasional Bhd 120,500 402,610
Total 1,644,699

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2024 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2024 9
Common Stocks (continued)
Issuer Shares Value ($)
Mexico - 2.0%
America Movil SAB de CV Series B 733,529 527,408
Fomento Economico Mexicano SAB de CV
Series UBD 42,909 366,711
Grupo Aeroportuario del Pacifico SAB de
CV Class B
(a)
13,650 240,626
Grupo Financiero Banorte SAB de CV
Class O 62,119 400,240
Wal-Mart de Mexico SAB de CV 89,592 236,510
Total 1,771,495
Philippines - 0.6%
SM Investments Corp. 23,360 363,050
SM Prime Holdings, Inc. 470,600 204,609
Total 567,659
Qatar - 0.7%
Qatar National Bank QPSC 135,577 643,814
Russia - 0.0%
Magnit PJSC
(c),(d),(e),(f)
15,524 0
Mobile TeleSystems PJSC ADR
(a),(c),(d),(e)
86,390 0
Total 0
Saudi Arabia - 4.1%
ACWA Power Co. 3,042 324,974
Al Rajhi Bank 42,533 1,070,853
Dr Sulaiman Al Habib Medical Services
Group Co. 3,211 239,624
Jarir Marketing Co. 84,307 284,060
SABIC Agri -Nutrients Co. 11,729 346,495
Saudi Arabian Oil Co.
(b)
125,716 938,504
Saudi Basic Industries Corp. 31,494 561,584
Total 3,766,094
South Africa - 2.8%
Capitec Bank Holdings Ltd. 2,458 408,278
FirstRand Ltd. 113,980 458,819
Gold Fields Ltd. 20,283 265,603
MTN Group Ltd. 46,632 227,328
Naspers Ltd. Class N 3,140 694,431
Standard Bank Group Ltd. 39,746 467,095
Total 2,521,554
South Korea - 8.3%
Celltrion , Inc. 3,361 428,079
Doosan Enerbility Co. Ltd.
(a)
15,488 184,638
Hana Financial Group, Inc. 6,169 238,019
Hyundai Mobis Co. Ltd. 1,559 250,452
Hyundai Motor Co. 1,843 265,405
KB Financial Group, Inc. 6,977 392,890
LG Energy Solution Ltd.
(a)
1,130 267,119
NAVER Corp.
(a)
3,468 468,556
POSCO Holdings, Inc. 1,893 325,969
Samsung Biologics Co. Ltd.
(a),(b)
460 296,532
Samsung Electronics Co. Ltd. 73,318 2,649,538
Samsung SDI Co. Ltd.
(a)
1,050 176,528
Shinhan Financial Group Co. Ltd. 9,658 312,607
SK Hynix, Inc. 8,343 985,530
SK Innovation Co. Ltd.
(a)
2,003 152,387
Woori Financial Group, Inc. 17,471 182,406
Total 7,576,655
Taiwan - 19.5%
Accton Technology Corp. 14,253 336,060
ASE Technology Holding Co. Ltd. 103,193 509,914
ASMedia Technology, Inc. 3,638 220,270
ASPEED Technology, Inc. 1,819 184,483
Common Stocks (continued)
Issuer Shares Value ($)
Asustek Computer, Inc. 19,550 367,332
Cathay Financial Holding Co. Ltd. 263,578 549,113
Chailease Holding Co. Ltd. 48,902 168,553
China Steel Corp. 552,565 331,190
Chroma ATE, Inc. 23,569 294,033
Chunghwa Telecom Co. Ltd. 114,156 430,028
CTBC Financial Holding Co. Ltd. 481,358 574,085
Delta Electronics, Inc. 51,576 677,255
E Ink Holdings, Inc. 26,687 222,226
E.Sun Financial Holding Co. Ltd. 487,275 400,557
Elite Material Co. Ltd. 18,953 357,271
eMemory Technology, Inc. 1,819 186,147
Evergreen Marine Corp. Taiwan Ltd. 37,323 256,148
First Financial Holding Co. Ltd. 362,651 299,771
Fubon Financial Holding Co. Ltd. 223,900 616,699
Hotai Motor Co. Ltd. 14,194 267,995
Hua Nan Financial Holdings Co. Ltd. 238,517 190,249
KGI Financial Holding Co. Ltd. 533,634 279,965
King Slide Works Co. Ltd. 4,440 209,916
Lite-On Technology Corp. 67,488 204,824
MediaTek , Inc. 35,604 1,536,691
Mega Financial Holding Co. Ltd. 330,041 389,592
Nan Ya Plastics Corp. 208,179 189,863
PharmaEssentia Corp.
(a)
7,237 135,758
Quanta Computer, Inc. 56,914 498,233
Shin Kong Financial Holding Co. Ltd.
(a)
551,024 198,328
Taiwan Cooperative Financial Holding Co.
Ltd. 401,383 297,507
Taiwan Mobile Co. Ltd. 81,884 283,483
Taiwan Semiconductor Manufacturing
Co. Ltd. 122,545 4,018,237
TCC Group Holdings 358,255 346,404
Uni -President Enterprises Corp. 119,696 295,365
United Microelectronics Corp. 265,598 348,762
Voltronic Power Technology Corp. 1,819 103,199
Wistron Corp. 74,646 236,794
Wiwynn Corp. 2,601 207,861
Yang Ming Marine Transport Corp. 72,919 168,371
Yuanta Financial Holding Co. Ltd. 358,661 371,959
Total 17,760,491
Thailand - 2.0%
Advanced Info Service PCL NVDR 36,700 308,928
Airports of Thailand PCL NVDR 163,600 285,502
Bangkok Dusit Medical Services PCL
NVDR 276,800 198,903
Delta Electronics Thailand PCL NVDR 86,800 388,239
Gulf Energy Development PCL NVDR 170,400 297,369
PTT PCL NVDR NVDR 345,700 321,924
Total 1,800,865
Turkey - 0.7%
Aselsan Elektronik Sanayi Ve Ticaret AS 99,942 204,912
BIM Birlesik Magazalar AS 15,232 227,658
Turk Hava Yollari AO
(a)
28,867 229,398
Total 661,968
United Arab Emirates - 3.1%
Abu Dhabi Commercial Bank PJSC 137,956 391,365
Abu Dhabi Islamic Bank PJSC 52,618 197,977
Aldar Properties PJSC 151,524 316,822
Emaar Properties PJSC 222,742 779,253
Emirates Telecommunications Group Co.
PJSC 132,827 590,173

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2024 (Unaudited)
10 Columbia Research Enhanced Emerging Economies ETF | 2024
Common Stocks (continued)
Issuer Shares Value ($)
First Abu Dhabi Bank PJSC 150,325 562,330
Total 2,837,920
Total Common Stocks
(Cost: $94,187,654) 88,301,404
Preferred Stocks - 2.7%
Issuer Shares Value ($)
Brazil - 2.2%
Banco Bradesco SA Preference Shares 151,475 283,440
Itau Unibanco Holding SA Preference
Shares 131,438 653,802
Itausa SA Preference Shares 270,660 386,854
Petroleo Brasileiro SA Preference Shares 112,901 661,377
Total 1,985,473
Chile - 0.2%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 5,670 208,664
Colombia - 0.3%
Bancolombia SA Class Preference 29,319 234,124
Total Preferred Stocks
(Cost: $2,787,238) 2,428,261
Money Market Funds - 0.6%
Issuer Shares Value ($)
Goldman Sachs Financial Square
Funds — Treasury Instruments Fund,
Institutional Shares, 4.352%
(g)
566,142 566,142
Total Money Market Funds
(Cost: $566,142) 566,142
Total Investments in Securities
(Cost: $97,541,034) 91,295,807
Other Assets & Liabilities, Net (63,628)
Net Assets 91,232,179

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Emerging Economies ETF
December 31, 2024 (Unaudited)
Columbia Research Enhanced Emerging Economies ETF | 2024 11
Security
Acquisition Date
Shares
Cost ($)
Value ($)
Magnit PJSC
12/27/2012-12/17/2021
15,524
3,017,072
—
Mobile TeleSystems PJSC ADR
09/18/2020-12/17/2021
86,390
774,283
—
3,791,355
—
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $5,382,562, which represents 5.90% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At December 31, 2024, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
(e) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At December 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(f) As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g) The rate shown is the seven-day current annualized yield at December 31, 2024.
Abbreviation Legend
ADR American Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QR279_03_R01_(02/25)
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